OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
Summary of Assets and Liabilities Subject to a Master Netting Arrangement Not Offset

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2021	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(6,286,910)	880,921	(5,405,989)
Derivatives instruments	158,480	56,011	214,491	—	—	—
Total	158,480	56,011	214,491	(6,286,910)	880,921	(5,405,989)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2020	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(4,744,951)	735,398	(4,009,553)
Derivatives instruments	155,610	60,862	216,472	—	—	—
Total	155,610	60,862	216,472	(4,744,951)	735,398	(4,009,553)